SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Sempra Savings Plan 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Note receivable from participant, default period	90 days
Administrative expense paid by employer, term	23 months
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 558,441,000	$ 496,399,000
EBP, Nonconsolidated, Plan Interest in Master Trust | TRP
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 278,518,000	$ 243,167,000
Concentration of investment, as a percentage of total investments	49.87%	48.99%
EBP, Nonconsolidated, Plan Interest in Master Trust | The Vanguard Group, Inc.
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 143,818,000	$ 125,840,000
Concentration of investment, as a percentage of total investments	25.75%	25.35%
EBP, Nonconsolidated, Plan Interest in Master Trust | Sempra common stock
EBP, Accounting Policy [Line Items]
Master Trust investments	$ 66,688,000	$ 69,601,000
Concentration of investment, as a percentage of total investments	11.94%	14.02%